Long-Term Debt (Committed Funding Facilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Total capacity	$ 24,656	$ 43,061
Outstanding	17,909	27,526
Unused capacity	6,747	15,535
Committed Funding Reliant Upon Origination Of Future Automotive Receivables [Member]
Debt Instrument [Line Items]
Unused capacity		2,200
Bank Funding Member | Committed Funding Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total capacity	3,000	8,500
Outstanding	2,750	3,800
Unused capacity	250	4,700
Nonbank Funding Member | Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Total capacity	21,656	30,436
Outstanding	15,159	22,572
Unused capacity	6,497	7,864
Nonbank Funding Member | Committed Funding Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total capacity	21,656	30,293
Outstanding	15,159	22,454
Unused capacity	6,497	7,839
Nonbank Funding Member | Committed Funding Facilities [Member] | Secured Debt [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Total capacity		12,000
Outstanding		9,600
Nonbank Funding Member | Committed Funding Facilities [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total capacity	0	143
Outstanding	0	118
Unused capacity	0	25
Shared Capacity Member | Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Total capacity	0	4,125
Outstanding	0	1,154
Unused capacity	0	2,971
Shared Capacity Member | Committed Funding Facilities [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Total capacity		100
Outstanding		100
Revolving Secured Funding Facilities [Member] | Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Total capacity	22,400
Revolving Secured Funding Facilities 1 Year Or Greater [Member] | Committed Funding Facilities [Member]
Debt Instrument [Line Items]
Total capacity	$ 11,500